PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Environmental Liabilities (Details) m³ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) m³	Dec. 31, 2007 ha	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,562		$ 2,632	$ 2,991
Other environment related provision
Disclosure of other provisions [line items]
Provisions	595		661	1,074
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	220		309	$ 136
Europe | Other environment related provision
Disclosure of other provisions [line items]
Provisions	445
South Africa | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 120
Term of environmental provisions	15 years
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions	$ 39
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions	19
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions	25
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions	33
Environmental trust investments acquired	26
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vereeniging Site
Disclosure of other provisions [line items]
Provisions	4
Canada | Other environment related provision
Disclosure of other provisions [line items]
Provisions	30
Canada | Remediating toxic sediment
Disclosure of other provisions [line items]
Provisions	30
Expected provision payment	1
Belgium | Other environment related provision
Disclosure of other provisions [line items]
Provisions	224
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions	68
France | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	98		$ 120
Poland | Other environment related provision
Disclosure of other provisions [line items]
Provisions	62
Increase in other provisions	$ 37
Waste storage maximum term	3 years
Poland | Reclaim of landfill and disposal of residues
Disclosure of other provisions [line items]
Increase in other provisions	$ 25
Luxembourg | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 52
Area of land sold (in hectares) | ha		93
Luxembourg | Other environment related provision | Ehlerange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites (in cubic meters) | m³	400
Luxembourg | Other environment related provision | Differdange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites (in cubic meters) | m³	1,400
Luxembourg | ArcelorMittal Luxembourg various site clean up
Disclosure of other provisions [line items]
Provisions	$ 42
Luxembourg | Historical landfill cleanup ArcelorMittal Belval and Differdange
Disclosure of other provisions [line items]
Provisions	10
Germany | Other environment related provision
Disclosure of other provisions [line items]
Provisions	31
Spain | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 8
Term of environmental provisions	30 years